Short-Term Promissory Notes and Unsecured Loan (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of short-term promissory notes, unsecured loans
	As of September 30, 2018	As of December 31, 2017
Short-term promissory notes	$—	$253,000
Unsecured loans	$283,000	$—